Financial Risk Management and Fair Values of Financial Instruments - Summary of Undiscounted Balances of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	¥ 3,306		¥ 3,614
Promissory notes	998
Corporate bonds	2,998		17,993
Lease liabilities	32,325	¥ 36,720	240
Other obligations	2,778		3,034
Short-term bank loans	5,564		15,085
Commercial papers	8,995
Accounts payable and accrued liabilities	121,564		122,458
Amounts due to ultimate holding company	1,779		1,214
Amounts due to related parties	10,893		11,885
Amounts due to domestic carriers	2,174		2,144
Dividend payable	920		920
Financial liabilities	194,294		178,347
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	448		452
Promissory notes	34
Corporate bonds	108		17,282
Lease liabilities	11,085
Other obligations	2,657		2,853
Short-term bank loans	5,704		15,449
Commercial papers	9,116
Accounts payable and accrued liabilities	121,564		122,458
Amounts due to ultimate holding company	1,779		1,214
Amounts due to related parties	7,984		8,977
Amounts due to domestic carriers	2,174		2,144
Dividend payable	920		920
Financial liabilities	163,573		171,749
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	434		439
Promissory notes	34
Corporate bonds	1,088		34
Lease liabilities	10,183
Other obligations	46		32
Amounts due to related parties	132		132
Financial liabilities	11,917		637
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,344		1,334
Promissory notes	1,030
Corporate bonds	2,034		1,015
Lease liabilities	12,112
Other obligations	29		48
Amounts due to related parties	3,304		3,436
Financial liabilities	19,853		5,833
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,710		2,150
Lease liabilities	1,430
Other obligations	49		49
Financial liabilities	¥ 3,189		¥ 2,199